Financial Risk Management - Summary of Contractual Maturities of Non-derivative Financial Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 6,281,256	$ 4,856,323	$ 4,007,580
Debt – Assets held for sale		490,458
Short-term Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	4,235,197	118,137
Contractual cash flow	4,235,197	123,734
Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	292,503	3,008,412
Contractual cash flow	375,007	3,640,008
Liquidity Risk [member] | Right-of-use assets [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	1,646,587	1,321,871
Use rights – IFRS 16	1,401,545	1,198,530
Liquidity Risk [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	352,011	531,244
Contractual cash flow	352,011	698,436
Liquidity Risk [member] | Total Debt [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	6,281,256	5,346,781
Contractual cash flow	6,608,802	6,274,507
Liquidity Risk [member] | Accounts Payable [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	506,256	542,546
Contractual cash flow	506,256	542,546
Liquidity Risk [member] | Accrued Expense [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	16,448	87,610
Contractual cash flow	16,448	87,610
Liquidity Risk [member] | Contractual Maturities [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	6,803,960	5,976,937
Contractual cash flow	7,131,506	6,904,663
Year one [member] | Liquidity Risk [member] | Right-of-use assets [member]
Disclosure of detailed information about borrowings [line items]
Use rights – IFRS 16	485,985	264,510
Year one [member] | Liquidity Risk [member] | Short-term Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	4,235,197	123,734
Year one [member] | Liquidity Risk [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	69,564	554,021
Year one [member] | Liquidity Risk [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	352,011	105,022
Year one [member] | Liquidity Risk [member] | Total Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	5,142,757	1,537,745
Year one [member] | Liquidity Risk [member] | Accounts Payable [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	489,031	530,615
Year one [member] | Liquidity Risk [member] | Accrued Expense [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	16,448	87,610
Year one [member] | Liquidity Risk [member] | Contractual Maturities [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	5,648,236	2,155,970
Year two [member] | Liquidity Risk [member] | Right-of-use assets [member]
Disclosure of detailed information about borrowings [line items]
Use rights – IFRS 16	326,674	246,759
Year two [member] | Liquidity Risk [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	305,443	540,615
Year two [member] | Liquidity Risk [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow		43,598
Year two [member] | Liquidity Risk [member] | Total Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	632,117	830,972
Year two [member] | Liquidity Risk [member] | Accounts Payable [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	17,225	11,931
Year two [member] | Liquidity Risk [member] | Contractual Maturities [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	649,342	842,903
Year three [member] | Liquidity Risk [member] | Right-of-use assets [member]
Disclosure of detailed information about borrowings [line items]
Use rights – IFRS 16	263,657	234,094
Year three [member] | Liquidity Risk [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow		853,756
Year three [member] | Liquidity Risk [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow		43,598
Year three [member] | Liquidity Risk [member] | Total Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	263,657	1,131,448
Year three [member] | Liquidity Risk [member] | Contractual Maturities [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	263,657	1,131,448
Year four [member] | Liquidity Risk [member] | Right-of-use assets [member]
Disclosure of detailed information about borrowings [line items]
Use rights – IFRS 16	234,064	206,367
Year four [member] | Liquidity Risk [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow		612,874
Year four [member] | Liquidity Risk [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow		506,218
Year four [member] | Liquidity Risk [member] | Total Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	234,064	1,325,459
Year four [member] | Liquidity Risk [member] | Contractual Maturities [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	234,064	1,325,459
Year Five and Thereafter [member] | Liquidity Risk [member] | Right-of-use assets [member]
Disclosure of detailed information about borrowings [line items]
Use rights – IFRS 16	336,207	370,141
Year Five and Thereafter [member] | Liquidity Risk [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow		1,078,742
Year Five and Thereafter [member] | Liquidity Risk [member] | Total Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	336,207	1,448,883
Year Five and Thereafter [member] | Liquidity Risk [member] | Contractual Maturities [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	$ 336,207	$ 1,448,883